Other Information	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
Other Information

NOTE 13—OTHER INFORMATION

Quarterly Data (Unaudited)

The following tables set forth unaudited summary financial results on a quarterly basis for the two most recent years.

	(in thousands)
	Quarter Ended				Total Year
	March 31	June 30	September 30	December 31
2011
Total revenue	$15,321	$33,437	$32,439	$47,981	$129,178
Loss from operations	(2,529)	(13,988)	(13,320)	(29,553)	(59,390)
Net loss attributable to common shareholders	(9,298)	(18,497)	(1,952)	(60,921)	(90,668)
Basic and diluted loss per common share	$(0.12)	$(0.16)	$(0.01)	$(0.46)	$(0.80)
2010
Total revenue	$6,655	$8,402	$7,920	$9,046	$32,724
Loss from operations	(4,493)	(6,451)	(3,394)	(5,071)	(19,409)
Net loss attributable to common shareholders	(4,049)	(5,994)	(4,324)	(1,900)	(16,267)
Basic and diluted loss per common share	$(0.07)	$(0.10)	$(0.06)	$(0.02)	$(0.25)

Segment Reporting (Unaudited)

The following tables set forth operating activities by segment for the years ended December 31, 2011, 2010, and 2009 respectively.

	December 31, 2011 (in thousands)
	Corporate Unallocated	U.S. Upstream	Canadian Upstream	Midstream	Oilfield Services	Intersegment Eliminations	Total
Oil and gas Sales	$—	$95,535	$10,731	$—	$—	$—	$106,266
Field operations and other	—	1,665	36	2,491	22,472	(3,752)	22,912

Total revenue	—	97,200	10,767	2,491	22,472	(3,752)	129,178
Lease operating expenses	—	26,689	1,813	—	—	(1,434)	27,068
Severance taxes and marketing	—	6,886	588	—	—	—	7,474
Exploration	—	1,497	40	—	—	—	1,537
Field Operations	—	1,508	—	373	17,375	(2,318)	16,938
Impairment of unproved oil & gas properties	—	1,108	—	—	—	—	1,108
Impairment of proved oil & gas properties	—	21,792	—	—	—	—	21,792
Depreciation, depletion and accretion	—	40,374	6,055	1,789	872	—	49,090
General and administrative	50,794	8,822	1,914	850	1,181	—	63,561

Total expenses	50,794	108,676	10,410	3,012	19,428	(3,752)	188,568
Interest income	4	15	2,062	—	—	(2,054)	27
Interest expense	(9,879)	(2,315)	13	(1,674)	(204)	2,054	(12,005)
Gain (loss) on derivative contracts	(6,346)	—	—	—	—	—	(6,346)
Other income and (expense)	—	611	(5)	—	—	—	606

Total other income and expense	(16,221)	(1,689)	2,070	(1,674)	(204)	—	(17,718)
Loss from continuing operations before non-controlling interest	(67,015)	(13,165)	2,427	(2,195)	2,840	—	(77,108)
Income tax expense (benefit)	—	(571)	(125)	—	—	—	(696)
Net (income) loss attributable to non-controlling interest	—	(249)	—	—	—	—	(249)

Net loss	$(67,015)	$(12,843)	$2,552	$(2,195)	$2,840	$—	$(76,661)

	December 31, 2010 (in thousands)
	Corporate Unallocated	U.S. Upstream	Canadian Upstream	Midstream	Oilfield Services	Intersegment Eliminations	Total
Oil and gas Sales	$—	$27,715	$—	$—	$—	$—	$27,715
Field operations and other	—	1,905	—	414	5,027	(2,337)	5,009

Total revenue	—	29,620	—	414	5,027	(2,337)	32,724
Lease operating expenses	—	10,399	—	—	—	—	10,399
Severance taxes and marketing	—	2,305	—	—	—	—	2,305
Exploration	—	936	—	—	—	—	936
Field Operations	—	2,213	—	214	4,273	(2,337)	4,363
Impairment of proved oil & gas properties	—	306	—	—	—	—	306
Depreciation, depletion and accretion	—	8,347	—	45	531	—	8,923
General and administrative	22,835	1,798	—	71	197	—	24,901

Total expenses	22,835	26,304	—	330	5,001	(2,337)	52,133
Interest income	41	20	—	—	—	—	61
Interest expense	(3,412)	(23)	—	—	(159)	—	(3,594)
Gain (loss) on derivative contracts	820	(6)	—	—	—	—	814

Total other income and expense	(2,551)	(9)	—	—	(159)	—	(2,719)
Loss from continuing operations before non-controlling interest	(25,386)	3,307	—	84	(133)	—	(22,128)
Net (income) loss attributable to non-controlling interest	—	(129)	—	—	—	—	(129)

Net income (loss) from continuing operations	(25,386)	3,178	—	84	(133)	—	(22,257)
Income from discontinued operations	—	8,457	—	—	—	—	8,457

Net loss	$(25,386)	$11,635	$—	$84	$(133)	$—	$(13,800)

	December 31, 2009 (in thousands)
	Corporate Unallocated	U.S. Upstream	Canadian Upstream	Midstream	Oilfield Services	Intersegment Eliminations	Total
Oil and gas Sales	$—	$6,607	$—	$—	$—	$—	$6,607
Field operations and other	—	237	—	—	—	—	237

Total revenue	—	6,844	—	—	—	—	6,844
Lease operating expenses	—	3,879	—	—	—	—	3,879
Severance taxes and marketing	—	500	—	—	—	—	500
Exploration	—	790	—	—	—	—	790
Impairment of unproved oil & gas properties	—	634	—	—	—	—	634
Depreciation, depletion and accretion	—	3,168	—	—	—	—	3,168
General and administrative	8,485	5	—	—	—	—	8,490

Total expenses	8,485	8,976	—	—	—	—	17,461
Interest income	1	—	—	—	—	—	1
Interest expense	(3,336)	645	—	—	—	—	(2,691)
Gain (loss) on derivative contracts	(2,061)	(264)	—	—	—	—	(2,325)

Total other income and expense	(5,396)	381	—	—	—	—	(5,015)
Loss from continuing operations before non-controlling interest	(13,881)	(1,751)	—	—	—	—	(15,632)
Net (income) loss attributable to non-controlling interest	—	63	—	—	—	—	63

Net income (loss) from continuing operations	(13,881)	(1,688)	—	—	—	—	(15,569)
Income from discontinued operations	—	445	—	—	—	—	445

Net loss	$(13,881)	$(1,243)	$—	$—	$—	$—	$(15,124)

The Oilfield Services, Midstream, and Upstream functions best define the operating segments of Company that are reported separately. The factors used to identify these reportable segments are based on the nature of the operations that are undertaken by each segment. The Upstream segment is organized and operates to explore for and produce crude oil and natural gas. The Company has significant operations both in the United States and in Canada in the Upstream segment. The Oilfield Services segment is organized and operates to sell services to third party producers of crude oil and natural gas. The Midstream segment operates a network of pipelines that gathers natural gas. These segments are broadly understood across the petroleum and petrochemical industries.

These functions have been defined as the operating segments of the Company because they are the segments (1) that engage in business activities from which revenues are earned and expenses are incurred; (2) whose operating results are regularly reviewed by the Company's chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and (3) for which discrete financial information is available.

Supplemental Oil and Gas Disclosures (Unaudited)

The following table sets forth the costs incurred in oil and gas property acquisition, exploration, and development activities.

	(in thousands)
	2011	2010	2009
Purchase of non-producing leases	$412,099	$46,683	$2,603
Purchase of producing properties	204,511	53,116	3,288
Exploration costs	189,535	43,466	3,794
Development costs	24,740	13,641	6,798
Asset retirement obligation	12,843	2,171	278

	$843,728	$159,077	$16,761

Oil and Gas Reserve Information

Proved oil and gas reserve quantities are based on estimates prepared by Cawley, Gillespie & Associates, Inc. and AJM, Magnum Hunter's third party reservoir engineering firms. There are numerous uncertainties inherent in estimating quantities of proved reserves and projecting future rates of production and timing of development expenditures. The following reserve data only represent estimates and should not be construed as being exact.

Total Proved Reserves

	Crude oil and Condensate	Natural Gas
	(mbbl)	(mcf)
Balance December 31, 2008	2,410	4,253
Extensions, discoveries and other additions	982	2,087
Revisions of previous estimates	1,329	34
Purchases of reserves in place	84	3,468
Sales of reserves in place	(16)	(20)
Production	(180)	(458)

Balance December 31, 2009	4,609	9,364
Revisions of previous estimates	(112)	541
Purchase of reserves	3,328	22,250
Extensions, discoveries, and other additions	890	13,822
Sale of reserves	(1,507)	(5,298)
Production	(384)	(1,227)

Balance December 31, 2010	6,824	39,452
Revisions of previous estimates	6,937	40,495
Purchase of reserves	6,345	43,757
Extensions, discoveries, and other additions	2,687	22,399
Sale of reserves	(215)	(11)
Production	(869)	(6,855)

Balance December 31, 2011	21,709	139,237

Developed reserves, included above
December 31, 2009	2,055	4,953
December 31, 2010	3,720	18,888
December 31, 2011	9,179	90,198

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves and the changes in standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves were prepared in accordance with then current provisions of ASC 932 and SFAS 69. Future cash inflows at December 31, 2011 and 2010 were computed by applying the unweighted, arithmetic average on the closing price on the first day of each month for the 12-month period prior to December 31, 2011, 2010, and 2009 to estimated future production. Future production and development costs are computed by estimating the expenditures to be incurred in developing and producing the proved oil and natural gas reserves at year-end, based on year-end costs and assuming continuation of existing economic conditions.

Future income tax expenses are calculated by applying appropriate year-end tax rates to future pretax net cash flows relating to proved oil and natural gas reserves, less the tax basis of properties involved.

Future income tax expenses give effect to permanent differences, tax credits and loss carryforwards relating to the proved oil and natural gas reserves. Future net cash flows are discounted at a rate of 10% annually to derive the standardized measure of discounted future net cash flows. This calculation procedure does not necessarily result in an estimate of the fair market value of our oil and natural gas properties.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	(in thousands)
	Years Ended December 31,
	2011	2010	2009
Future cash inflows	$2,409,249	$709,788	$262,758
Future production costs	(765,048)	(253,544)	(93,078)
Future development costs	(330,007)	(77,216)	(33,245)
Future income tax expense	(253,721)	(88,233)	(30,858)
Future net cash flows	1,060,473	290,795	105,577
10% annual discount for estimated timing of cash flows	(586,077)	(162,836)	(58,189)

Standardized measure of discounted future net cash flows	$474,396	$127,959	$47,388

Future cash flows as shown above were reported without consideration for the effects of commodity derivative transactions outstanding at each period end.

Changes in Standardized Measure of Discounted Future Net Cash Flows

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	(in thousands)
	Year Ended December 31,
	2011	2010	2009
Balance, beginning of period	127,959	47,388	15,621
Net change in sales and transfer prices and in production (lifting) costs related to future production	49,498	17,133	12,387
Changes in estimated future development costs	(167,399)	(50,950)	(18,755)
Sales and transfers of oil and gas produced during the period	(71,724)	(19,054)	(4,757)
Net change due to extensions, discoveries and improved recovery	110,316	51,022	17,578
Net change due to revisions in quantity estimates	235,163	(355)	17,654
Previously estimated development costs incurred during the period	24,740	25,020	6,798
Accretion of discount	27,029	2,740	2,614
Purchase of minerals in place	234,336	112,406	8,739
Sale of minerals in place	(3,726)	(23,837)	(262)
Other	824	(1,863)	(3,606)
Net change in income taxes	(92,620)	(31,691)	(6,623)

Standardized measure of discounted future net cash flows	474,396	127,959	47,388

The commodity prices inclusive of adjustments for quality and location used in determining future net revenues related to the standardized measure calculation are as follows.

	2011	2010	2009
Oil (per bbl)	$96.19	$79.43	$54.96
Natural gas liquids (per bbl)	$44.25	$—	$27.20
Gas (per mcf)	$4.11	$4.37	$3.35